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                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

            Check here if Amendment [ ]; Amendment Number:
                                                           ---------
                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
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Address: 200 Crescent Court, Suite 1060
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         Dallas, Texas  75201
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Form 13F File Number: 28-11321
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
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Title:   Member
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Phone:   (214) 871-8680
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Signature, Place, and Date of Signing:

  /s/  Rob Raymond
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(Signature)

Dallas, Texas
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City, State)

  January 30, 2007
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(Date)

Report Type (Check only one.):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

  0
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Form 13F Information Table Entry Total:

  33
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Form 13F Information Table Value Total:

$436,082  (thousands)
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List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None
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                           FORM 13F INFORMATION TABLE

      COLUMN 1                       COLUMN 2       COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8
---------------------------------- -------------    ---------   ----------- -------------------- ----------  ---------- ------------
  NAME OF ISSUER                     TITLE OF      CUSIP        VALUE       SHRS OR    SH/  PUT/ INVESTMENT    OTHER    SOLE  SHARED
                                      CLASS                   (X $1,000)    PRN AMT    PRN  CALL DISCRETION    MANA-
                                                                                                                GERS
---------------------------------- -------------  ---------   ----------- ----------- ----- ---- ----------  ---------- ----  ------
Antares Pharma Inc.                Common Stock   036642106         90       75,000     SH          SOLE                 X
Atlas Pipeline Partners, LP        Common Stock   049392103      2,606       54,300     SH          SOLE                 X
Atlas Pipeline Holdings LP Com     Common Stock   04939R108      4,279      179,100     SH          SOLE                 X
Breitburn Energy Partners, LP      Common Stock   106776107      5,544      230,045     SH          SOLE                 X
Compugen Limited                   Common Stock   M25722105        385      148,669     SH          SOLE                 X
Contago Oil & Gas Co. Series D     Preferred
  Preferred                        Stock          21075N998      1,000          200     SH          SOLE                 X
Contango Oil & Gas Co New          Common Stock   21075N204      5,955      249,800     SH          SOLE                 X
Copano Energy LLC                  Common Stock   217202100     66,292    1,112,290     SH          SOLE                 X
Crosstex Energy LP                 Common Stock   22765U102      7,468      187,407     SH          SOLE                 X
DCP Midstream Partners LP          Common Stock   23311P100     17,306      500,900     SH          SOLE                 X
Delta Pete Corp New                Common Stock   247907207      1,390       60,000     SH          SOLE                 X
Eagle Rock Energy Partners LP      Common Stock   26985R104     27,498    1,348,581     SH          SOLE                 X
Energy Transfer Equity             Common Stock   29273V100     17,210      548,100     SH          SOLE                 X
Energy Transfer Partners LP        Common Stock   29273R109     32,321      597,428     SH          SOLE                 X
Enterprise GP Holdings LP          Common Stock   293716106      1,457       39,400     SH          SOLE                 X
Genesis Energy LP                  Common Stock   371927104      6,816      349,900     SH          SOLE                 X
Global Partners LP                 Common Stock   37946R109         14          528     SH          SOLE                 X
Hiland Holdgs GP LP                Common Stock   43129M107      3,347      115,814     SH          SOLE                 X
Holly Energy Partners LP           Common Stock   435763107      4,870      121,000     SH          SOLE                 X
Inergy Holdings, LP                Common Stock   45661Q107      2,679       66,683     SH          SOLE                 X
Inergy LP                          Common Stock   456615103      5,428      182,079     SH          SOLE                 X
Kinder Morgan Energy Partners LP   Common Stock   494550106        350        7,300     SH          SOLE                 X
K-Sea Transn Partners LP           Common Stock   48268Y101      7,255      201,020     SH          SOLE                 X
Linn Energy LLC                    Common Stock   536020100     31,587      988,643     SH          SOLE                 X
Magellan Midstream Partners LP     Common Stock   559080106        386       10,000     SH          SOLE                 X
Markwest Energy Partners LP        Common Stock   570759100     22,474      376,759     SH          SOLE                 X
Markwest Hydrocarbon Inc.          Common Stock   570762104      2,580       53,150     SH          SOLE                 X
Plains All American Pipeline LP    Common Stock   726503105    110,342    2,155,115     SH          SOLE                 X
Regency Energy Partners, LP        Common Stock   75885Y107     23,872      879,271     SH          SOLE                 X
Star Gas Partners LP               Common Stock   85512C105      3,719    1,056,526     SH          SOLE                 X
Valero LP                          Common Stock   91913W104      1,088       19,500     SH          SOLE                 X
Westside Energy Corp               Common Stock   96149R100        694      478,750     SH          SOLE                 X
Williams Partners LP               Common Stock   96950F104     17,780      459,442     SH          SOLE                 X